Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Schedule of Other Income Net

	For the year ended December 31, 2019
	RMB	US$
Gross unrealized gain (upward adjustment)	17,298	2,485
Gross unrealized loss (downward adjustment)	—	—

Net unrealized gain on equity investments held	17,298	2,485
Net realized gain on equity investments sold	6,778	974

Total net gains recognized in other income, net	24,076	3,459